Expense Example - Aggressive Growth Portfolio	Jun. 01, 2021 USD ($)
Class I
Expense Example:
Expense Example, with Redemption, 1 Year	$ 124
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	670
Expense Example, with Redemption, 10 Years	1,475
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	642
Expense Example, with Redemption, 3 Years	941
Expense Example, with Redemption, 5 Years	1,262
Expense Example, with Redemption, 10 Years	2,168
Class C
Expense Example:
Expense Example, with Redemption, 1 Year	330
Expense Example, with Redemption, 3 Years	699
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	$ 2,566